ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Summary of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Accounts payable	$ 1,000	$ 959
Operating accrued liabilities	565	624
Interest payable on borrowings	267	247
Current portion of contract liability	67	63
LP Unitholders distributions, preferred limited partnership unit distributions, preferred dividends payable, perpetual subordinate notes distributions and exchange shares dividends	66	65
Current portion of lease liabilities	48	53
Income tax payable	42	85
Other	170	150
Total accounts payable and accrued liabilities	$ 2,225	$ 2,246